LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS	12 Months Ended
Dec. 31, 2011
LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS
LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS

13. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS

The following table presents the reconciliation of activity in the Liability for unpaid claims and claims adjustment expense:

Years Ended December 31, (in millions)	2011	2010	2009

Balance, beginning of year:
Liability for unpaid claims and claims adjustment expense	$91,151	$85,386	$89,258
Reinsurance recoverable	(19,644)	(17,487)	(16,803)

Total	71,507	67,899	72,455

Foreign exchange effect	353	(126)	1,416
Acquisitions(a)	-	1,538	-
Dispositions(b)	-	(87)	(9,657)
Reduction of net loss reserves due to NICO transaction	(1,703)	-	-

Losses and loss expenses incurred(c):
Current year	27,590	24,074	27,354
Prior years, other than accretion of discount(d)	195	4,182	2,771
Prior years, accretion of discount	375	(181)	313

Total	28,160	28,075	30,438

Losses and loss expenses paid(c):
Current year	11,534	9,873	11,079
Prior years	15,958	15,919	15,673

Total	27,492	25,792	26,752

Activity of discontinued operations	-	-	(1)

Balance, end of year:
Net liability for unpaid claims and claims adjustment expense	70,825	71,507	67,899
Reinsurance recoverable	20,320	19,644	17,487

Total	$91,145	$91,151	$85,386

(a)
Represents the acquisition of Fuji on March 31, 2010.

(b)
Transatlantic was deconsolidated in 2009, and 21st Century and HSB were sold in 2009.

(c)
Includes amounts related to dispositions through the date of disposition.

(d)
In 2011, includes $(414) million, $145 million and $413 million related to excess casualty, commercial specialty workers' compensation and environmental, respectively. In 2010, includes $1.1 billion, $793 million and $1.5 billion related to excess casualty, excess workers' compensation and asbestos, respectively. In 2009, includes $1.5 billion, $956 million and $151 million related to excess casualty, excess workers' compensation and asbestos, respectively.

    The 2011 net adverse development includes loss-sensitive business, for which AIG also recognized a $172 million loss-sensitive premium adjustment.

    The 2010 net adverse loss development for prior accident years primarily relates to the asbestos, excess casualty, excess workers' compensation and primary workers' compensation. Further, this charge primarily relates to accident years 2007 and prior (accident years before the financial crisis in 2008) and a significant amount relates to accident 2005 and prior (accident years prior to the start of the managed reduction in these long-tail lines of business). The 2009 charge relates to excess casualty, excess workers' compensation and asbestos lines of business. Further, the charge relates to accident years 2005 and prior (accident years prior to the start of the managed reduction in these long-tail lines of business).

    In 2010 and 2009, the reserve charges were primarily due to long-tail lines of business which have been reduced since 2006. In the case of asbestos, since 1985, standard policies have contained an absolute exclusion for asbestos and pollution-related damages. The factors driving excess casualty loss cost were primarily due to medical inflation and the exhaustion of underlying primary policies for products liability coverage and for homebuilders. In 2010, excess workers' compensation experienced significant prior year development related to the passage of the Affordable Care Act in March 2010 as management concluded that there is increased vulnerability to the risk of further cost-shifting to the excess workers' compensation class of business.

DISCOUNTING OF RESERVES

    At December 31, 2011, net loss reserves reflect a loss reserve discount of $3.18 billion, including tabular and non-tabular calculations based upon the following assumptions.

  •
  The tabular workers' compensation discount is calculated using a 3.5 percent interest rate and the 1979-81 Decennial Mortality Table.

  •
  The non-tabular workers' compensation discount is calculated separately for companies domiciled in New York and Pennsylvania, and follows the statutory regulations for each state. For New York companies, the discount is based on a five percent interest rate and the companies' own payout patterns. For Pennsylvania companies, the statute has specified discount factors for accident years 2001 and prior, which are based on a six percent interest rate and an industry payout pattern. For accident years 2002 and subsequent, the discount is based on the payout patterns and investment yields of the companies.

  •
  Certain asbestos business that was written by Chartis is discounted, when allowed by the regulator and when payments are fixed and determinable, based on the investment yields of the companies and the payout pattern for this business.

    The discount consists of the following: $777 million — tabular discount for workers' compensation in the domestic operations of Chartis and $2.32 billion — non-tabular discount for workers' compensation in the domestic operations of Chartis; and $88 million — non-tabular discount for asbestos for Chartis.

FUTURE POLICY BENEFITS

The following table presents the components of future policy benefits:

At December 31, (in millions)	2011	2010

Future policy benefits:
Long duration and structured settlement contracts	$33,322	$30,992
Short duration contracts	995	276

Total future policy benefits	$34,317	$31,268

    Long duration contract liabilities included in future policy benefits, as presented in the preceding table, result primarily from life products. Short duration contract liabilities are primarily accident and health products. The liability for future life policy benefits has been established on the basis of the following assumptions:

  •
  Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1 percent to 9.5 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to not greater than 0.5 percent.

  •
  Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life was approximately 5.3 percent.

  •
  The portions of current and prior Net income and of current unrealized appreciation of investments that can inure to the benefit of AIG are restricted in some cases by the insurance contracts and by the local insurance regulations of the jurisdictions in which the policies are in force.

  •
  Participating life business represented approximately 2.2 percent of the gross insurance in force at December 31, 2011 and 4.8 percent of gross Premiums and other considerations in 2011. The amount of annual dividends to be paid is approved locally by the boards of directors of the life companies. Provisions for future dividend payments are computed by jurisdiction, reflecting local regulations.

POLICYHOLDER CONTRACT DEPOSITS

The following table presents policyholder contract deposits liabilities:

At December 31, (in millions)	2011	2010

Policyholder contract deposits:
Annuities	$98,657	$92,672
Universal life products	12,917	12,569
Guaranteed investment contracts	6,788	8,491
Variable products – fixed account option	3,181	2,217
Corporate life products	2,239	2,203
Other investment contracts	3,116	3,221

Total policyholder contract deposits	$126,898	$121,373

    The liability for policyholder contract deposits has been established based on the following assumptions:

  •
  Interest rates credited on deferred annuities, which vary by year of issuance, range from 1 percent to, including bonuses, 9 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 20 percent grading to zero over a period of zero to 15 years.

  •
  Guaranteed investment contracts (GICs) have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 0.4 percent to 8.5 percent. The majority of these GICs mature within five years.

  •
  Interest rates on corporate life insurance products are guaranteed at 3 percent and the weighted average rate credited in 2011 was 4.8 percent.

  •
  The universal life funds have credited interest rates of 1 percent to 8 percent and guarantees ranging from 1 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 10.3 percent of the aggregate fund balance grading to zero over a period not longer than 20 years.

  •
  For variable products and investment contracts, policy values are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units plus any liability for guaranteed minimum death or withdrawal benefits.

    Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.